CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)								1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 26, 2023	May 17, 2023	Aug. 31, 2022	Aug. 31, 2022	Nov. 20, 2021	Jun. 04, 2021	Apr. 29, 2021	Jan. 31, 2022	Jun. 30, 2022	Dec. 31, 2022		Jun. 30, 2023		Dec. 31, 2021	[2],[4]
Short-Term Debt [Line Items]
Aggregate principal amount										$ 2,165,000	[1],[2],[3],[4]	$ 2,000,000	[1],[3]	$ 2,165,000
Note conversion description										The 2021 1-year notes (the “New Notes”), extended thorough May 2023, have an interest rate of 6% and are convertible at the lower of (i) a fixed price of $0.13, or (ii) 85% of the closing price of any Qualified Financing, which consist of any fundraising receiving gross proceeds of not less than $500,000.
Shares issued			6,081,484	6,081,484		8,522,125
Shares issued for conversion of debt, value			$ 1,467,000	$ 1,467,000		$ 1,101,846
Debt conversion price										$ 0.13
2021 Notes [Member]
Short-Term Debt [Line Items]
Note conversion description									The 2021 notes (the “New Notes”), have an average interest rate of 8% and are convertible at the lower of (i) a fixed price of $0.13, or (ii) 85% of the closing price of any Qualified Financing, which consist of any fundraising receiving gross proceeds of not less than $500,000.
Shares price							$ 0.13
Debt conversion price												$ 0.13
2021 Notes [Member] | Four Securities Purchase Agreements [Member]
Short-Term Debt [Line Items]
Shares price							$ 0.13
Five Convertible Notes [Member]
Short-Term Debt [Line Items]
Shares issued						8,522,125
Shares issued for conversion of debt, value						$ 1,101,846
Debt conversion price						$ 0.13
Shares returned to treasury, shares					7,591,261
2022 Notes [Member] | Purchase Agreement [Member]
Short-Term Debt [Line Items]
Aggregate principal amount								$ 1,467,000
Interest rate								6.00%
2022 Notes [Member] | Thirty Four Securities Purchase Agreement [Member]
Short-Term Debt [Line Items]
Aggregate principal amount								$ 1,467,000
Interest rate								6.00%
Convertible Notes Payable [Member] | 2021 Notes [Member]
Short-Term Debt [Line Items]
Aggregate principal amount							$ 3,266,845
Interest rate							6.00%
Proceeds from notes payable							$ 1,000,000
Shares issued in compensation, shares							1,101,846
Note conversion description							The “Conversion Price” will be the lesser of (i) $.13 per share or (ii) 85% of the closing price of Any Qualified Financing, which consists of any fundraising whereby the Company receives gross proceeds of not less than $500,000.
Issued and outstanding common stock, percentage							4.99%
Convertible Notes Payable [Member] | 2021 Notes [Member] | Four Securities Purchase Agreements [Member]
Short-Term Debt [Line Items]
Aggregate principal amount							$ 1,165,000
Interest rate							6.00%
Proceeds from notes payable							$ 1,000,000
Note conversion description							The “Conversion Price” will be the lesser of (i) $.13 per share or (ii) 85% of the closing price of Any Qualified Financing, which consists of any fundraising whereby the Company receives gross proceeds of not less than $500,000.
Issued and outstanding common stock, percentage							4.99%
Convertible Notes Payable [Member] | 2021 Notes [Member] | Three Securities Purchase Agreements [Member]
Short-Term Debt [Line Items]
Interest rate												10.00%
Convertible Notes Payable [Member] | 2021 Notes [Member] | Two Securities Purchase Agreements [Member]
Short-Term Debt [Line Items]
Shares issued		1,325,430
Shares issued for conversion of debt, value	$ 172,306
Convertible Notes Payable [Member] | 2021 Notes [Member] | Officer [Member]
Short-Term Debt [Line Items]
Payments of notes payable							$ 981,466
Convertible Notes Payable [Member] | 2021 Notes [Member] | Consultants [Member]
Short-Term Debt [Line Items]
Payments of notes payable							$ 120,380
Convertible Notes Payable [Member] | 2022 Notes [Member]
Short-Term Debt [Line Items]
Issued and outstanding common stock, percentage								4.99%
Debt conversion price								$ 0.25
Convertible Notes Payable [Member] | 2022 Notes [Member] | Thirty Four Securities Purchase Agreement [Member]
Short-Term Debt [Line Items]
Issued and outstanding common stock, percentage								4.99%
Debt conversion price								$ 0.25

[1]	$2 million of principal, accrued interest and default penalties for notes issued prior to 2021, where settled by a third party in exchange for us issuing to them a note in the amount of $1 million.
[2]	$2 million of principal, accrued interest and default penalties for notes issued prior to 2021, where settled by a third party in exchange for us issuing to them a note in the amount of $1 million.
[3]	Net cash received for these notes were $1,045,150, after a Debt Discount of $119,850 was paid to the sole Placement Agent: WallachBeth Capital, LLC (Member FINRA / SIPC). $165,000 of the outstanding principal was converted into shares of Common Stock on May 17 and on June 26, 2023.
[4]	Net cash received for these notes were $1,045,150, after a Debt Discount of $119,850 was paid to the sole Placement Agent: WallachBeth Capital, LLC (Member FINRA / SIPC).